REVENUE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
REVENUE INFORMATION
Schedule of net revenues

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Electronic scooter sales	709,595,841	1,370,522,269	1,787,274,271
Accessory and spare parts sales	49,159,080	91,373,179	253,799,782
Service revenues	10,613,080	15,885,856	35,215,048
Revenues	769,368,001	1,477,781,304	2,076,289,101

Schedule of the Group's revenue based on geographic areas

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
PRC	731,423,647	1,318,657,227	1,643,221,531
Europe	36,257,165	148,963,330	274,445,360
Others	1,687,189	10,160,747	158,622,210
Revenues	769,368,001	1,477,781,304	2,076,289,101